INVESTMENTS (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments [Line Items]
Financial assets at amortised cost through profit or loss, classified as held for trading		S/ 0
Financial assets at amortised cost		22,329,363	S/ 16,754,420
Shares At Amortised Cost		269,701	548,067
Financial assets at amortised cost before accrued interest		22,599,064	17,302,487
Gains on financial assets at fair value through profit or loss, classified as held for trading		0
Gains on available-for-sale financial assets		1,143,962	691,591
Gains on shares		497,830	712,234
Gains on financial assets before adjusting interest		1,641,792	1,403,825
Losses on financial assets at fair value through profit or loss, classified as held for trading		0
Losses on available-for-sale financial assets		(34,794)	(175,299)
Losses on shares		(1,937)	(3,101)
Losses on financial assets before adjusting interest		(36,731)	(178,400)
Financial assets at fair value through profit or loss, classified as held for trading		4,024,737	4,015,019
Financial assets available-for-sale		24,423,891	18,685,667
Shares at estimated fair value		765,594	1,257,200
Financial assets at estimated fair value before accrued interest		24,204,125	18,527,912
Interest income on financial assets		219,766	157,755
Investment funds [member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		34,703	34,294
Gains on available-for-sale financial assets		25,013	23,339
Losses on available-for-sale financial assets		(95)	0
Financial assets available-for-sale		59,621	57,633
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost through profit or loss, classified as held for trading	[1]	0	0
Gains on financial assets at fair value through profit or loss, classified as held for trading	[1]	0	0
Losses on financial assets at fair value through profit or loss, classified as held for trading	[1]	0	0
Financial assets at fair value through profit or loss, classified as held for trading	[1]	4,020,811	4,012,184
Financial assets available-for-sale		0	0
Interest accrued on investments [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost through profit or loss, classified as held for trading		0	0
Gains on financial assets at fair value through profit or loss, classified as held for trading		0	0
Losses on financial assets at fair value through profit or loss, classified as held for trading		0	0
Financial assets at fair value through profit or loss, classified as held for trading		3,926	2,835
Shares listed [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	[2]	254,931	541,969
Gains on shares	[2]	496,737	711,597
Losses on shares	[2]	(1,937)	(3,101)
Shares at estimated fair value	[2]	749,731	1,250,465
Shares non listed [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost		14,770	6,098
Gains on shares		1,093	637
Losses on shares		0	0
Shares at estimated fair value		15,863	6,735
Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[3]	7,919,202	7,902,688
Gains on available-for-sale financial assets	[3]	460,826	268,421
Losses on available-for-sale financial assets	[3]	(22,838)	(121,748)
Financial assets available-for-sale	[3]	8,357,190	8,049,361
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[4]	7,906,747	4,796,142
Gains on available-for-sale financial assets	[4]	16,960	6,466
Losses on available-for-sale financial assets	[4]	0	0
Financial assets available-for-sale	[4]	7,923,707	4,802,608
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[5]	4,308,507	2,071,110
Gains on available-for-sale financial assets	[5]	336,561	174,567
Losses on available-for-sale financial assets	[5]	(4,520)	(40,315)
Financial assets available-for-sale	[5]	4,640,548	2,205,362
Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[6]	527,405	650,803
Gains on available-for-sale financial assets	[6]	0	0
Losses on available-for-sale financial assets	[6]	0	0
Financial assets available-for-sale	[6]	527,405	650,803
Securitization instruments [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[7]	478,921	523,135
Gains on available-for-sale financial assets	[7]	35,747	19,136
Losses on available-for-sale financial assets	[7]	(6,565)	(6,785)
Financial assets available-for-sale	[7]	508,103	535,486
Restricted mutual funds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[8]	186,407	194,315
Gains on available-for-sale financial assets	[8]	230,289	174,103
Losses on available-for-sale financial assets	[8]	0	0
Financial assets available-for-sale	[8]	416,696	368,418
Participation in mutual funds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		398,308	286,534
Gains on available-for-sale financial assets		11,458	10,060
Losses on available-for-sale financial assets		(200)	(4,256)
Financial assets available-for-sale		409,566	292,338
Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		165,830	194,906
Gains on available-for-sale financial assets		13,897	3,847
Losses on available-for-sale financial assets		(224)	(2,157)
Financial assets available-for-sale		179,503	196,596
Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[9]	94,692	14,643
Gains on available-for-sale financial assets	[9]	33	0
Losses on available-for-sale financial assets	[9]	0	0
Financial assets available-for-sale	[9]	94,725	14,643
Commercial paper [ Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		5,185	5,576
Gains on available-for-sale financial assets		0	6
Losses on available-for-sale financial assets		0	(30)
Financial assets available-for-sale		5,185	5,552
U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		799	1,036
Gains on available-for-sale financial assets		80	131
Losses on available-for-sale financial assets		0	0
Financial assets available-for-sale		879	1,167
Hedge funds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		48	87
Gains on available-for-sale financial assets		1,014	1,008
Losses on available-for-sale financial assets		0	0
Financial assets available-for-sale		1,062	1,095
Negotiable certificates of deposit [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		285,493	57,523
Gains on available-for-sale financial assets		5,036	2,889
Losses on available-for-sale financial assets		(346)	(8)
Financial assets available-for-sale		290,183	60,404
Collateralized mortgage obligation CMO [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[10]	17,116	21,628
Gains on available-for-sale financial assets	[10]	7,048	7,618
Losses on available-for-sale financial assets	[10]	(6)	0
Financial assets available-for-sale	[10]	S/ 24,158	S/ 29,246

[1]	At December 31, 2017 the balance includes mainly BCRP certificates of deposit (securities issued at discount through public auctions, negotiated in the Peruvian secondary market and settled in soles) amounting to S/2,102.3 million, government treasury bonds for an amount of S/1,142.0 million, and multilateral organization bonds for S/260.3 million, corporate and leasing bonds for S/238.4 million, listed shares for S/122.4 million and negotiable certificates of deposit for S/60.7 million (S/2,259.9 million, S/526.5 million, S/243.2 million, S/818.8 million, S/114.2 million and S/37.4 million, respectively, at December 31, 2016).
[2]	Between the years 2016 and 2017, the Group sold through Credicorp Capital Corredores de Bolsa, 100.0 percent of the shares that it held of Banco de Crédito e Inversiones de Chile (hereinafter “BCI Chile”) and 100.0 percent of the shares that it held of Enel Distribución Perú S.A.A. (formerly Edelnor S.A.A.) We present below the sales made: - On March 7, 2016, Credicorp signed a Memorandum of Understanding (MOU) with BCI Chile, in which, as a minority shareholder with a 4.06 percent participation in BCI Chile, it stated its intention to sell up to 50.0 percent of said shares. Credicorp undertook not to sell the remaining 50.0 percent of its shares in BCI Chile during the period of 180 calendar days subsequent to the expiry date of the preferred option of BCI Chile which forms part of the applicable regulations in Chile. The preferred subscription period began on March 21, 2016. Accordingly, on April 22, 2016, Credicorp sold 50.0 percent of the shares which it held in BCI Chile (2,248,593 shares), at a price of CLP 27,500 (US$41.6) per share, generating cash for approximately US$94.0 million, equivalent to S/302 million. Said sale generated a profit net of commissions of approximately S/124.7 million. - On September 15, 2017, Credicorp sold the remaining 50.0 percent of shares which it held in BCI Chile (2,286,328 shares), at a price of CLP 39,000 (US$62.3) per share, generating cash for approximately US$142.4 million, equivalent to S/462.8 million. Said sale generated a profit, net of commissions, of approximately S/281.1 million. On October 4, 2017, Credicorp sold in the Lima Stock Exchange all of its position in the shares of Enel Distribución Perú S.A.A. (43,554,445 shares), at a price of S/5.5 per share, generating cash for approximately S/239.5 million. The operation generated a profit, net of commissions, of approximately S/163.7 million. At December 31, 2017 the unrealized gain on listed shares arises mainly from investment in Alicorp S.A.A. and Inversiones Centenario S.A.A. and totaled S/234.1 million, and S/226.5 million, respectively (S/109.4 million in Alicorp S.A.A., S/166.5 million in Inversiones Centenario S.A.A., S/141.6 million in Enel Distribución Perú S.A.A., and S/81.2 million in BCI Chile, at December 31, 2016).
[3]	At December 31, 2017 the most significant individual unrealized loss amounted to approximately S/2.2 million (S/17.7 million, at December 31, 2016
[4]	At December 31, 2017 the Group maintains 79,901 BCRP certificates of deposits (49,504 at December 31, 2016)
[5]	At December 31, 2017, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds and foreign government bonds for nominal amounts totaling S/228.8 million and S/55.1 million, respectively (S/236.3 million and S/167.8 million, respectively, at December 31, 2016), See Note 12(b); by means of said CCS, the bonds were economically converted to soles at fixed rate. - At December 31, 2017, the Group maintains IRS, which have been designated as fair value hedges of certain Peruvian Government, corporate and international financial entity bonds denominated in U.S Dollars at fixed interest rate for a nominal amount of S/659.5 million (S/760.3 million at December 31, 2016), See Note 12(b); through said IRS these bonds were economically converted to variable interest rates
[6]	At December 31, 2017, these funds total approximately S/146.2 million in bolivianos and S/381.2 million in U.S. dollars (S/168.4 million in bolivianos and S/482.4 million in U.S. dollars respectively at December 31, 2016) and comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.
[7]	At those dates, the bonds have semiannual payments until the year 2025. The pool of underlying assets, which is traded in the Peruvian secondary market, is mainly made up of accounts receivable from income, revenues for services and from maintenance and marketing contributions (Inmuebles Panamericana), accounts receivable for electrical transmission services from the Carhuamayo - Cajamarca line (Abengoa Transmisión Norte), accounts receivable for collection via banking channels of the charge for drinking water and sanitation service (Concesionaria La Chira) and accounts receivable for the sale of hydrocarbons in Peru (Hunt Oil Company).
[8]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by the Group, and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.
[9]	At December 31, 2017 and 2016, certificates of deposit issued by the Central Bank of Bolivia are mainly denominated in Bolivianos.
[10]	Collateralized mortgage obligations correspond to senior tranches (“Senior Tranches”)